Other Non-Current Assets and Non-Current Liabilities - Schedule of Other Non-Current Assets and Non-Current Liabilities (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Non-Current Assets and Non-Current Liabilities [Abstract]
Prepayment for long-lived assets	[1]	¥ 13,101,375	$ 1,872,990	¥ 13,101,375
Customer deposits	[2]	6,709,000	959,127	7,409,000
Deferred offering costs	[3]			9,025,015
Other non-current assets		19,810,375	2,832,117	29,535,390
Security deposits	[4]	5,540,000	792,006	5,840,000
Other non-current liability		¥ 5,540,000	$ 792,006	¥ 5,840,000

[1]	Prepayments for long-lived assets primarily consisted of prepayments for construction as of December 31, 2025. The status of the construction is still under progress.
[2]	Customer deposits represent the refundable deposits with certain customers as requested for business security purposes.
[3]	Deferred offering costs represented the IPO-related professional fees, mainly consisting of legal service fee, financial advisory fee, and underwriter fee. As of October 15, 2025, the Company successfully listed in the US Nasdaq and these deferred IPO costs had charged against the gross proceeds of the offering as a reduction of additional paid-in capital.
[4]	The Group also received security deposits from truckers who provide transportation services to the Group for those customers.